Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basic And Diluted Earnings Per Share

Basic and diluted earnings per share for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in Won, except per share information)
Profit attribute to controlling interest	￦	1,354,806,734,940	2,756,230,487,872	1,711,901,875,666
Interests of hybrid bonds		(33,225,163,081)	(33,048,799,997)	(17,720,986,299)
Weighted-average number of common shares outstanding (*1)		79,996,389	79,998,600	80,000,606

Basic and diluted earnings per share	￦	16,521	34,040	21,177

(*1)	The weighted-average number of common shares used to calculate basic and diluted earnings per share are as follows:

	2016	2017	2018
	(shares)
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,190,446)	(7,188,235)	(7,186,229)

Weighted-average number of common shares outstanding	79,996,389	79,998,600	80,000,606